19 Deferred taxes and contributions	12 Months Ended
Dec. 31, 2020
Deferred Taxes And Contributions
Deferred taxes and contributions
19	Deferred taxes and contributions

(a)	Statement of financial position details

	December 31, 2020	December 31, 2019
Deferred income tax assets
Provisions	436,445	366,673
Pension obligations - G1	154,498	157,998
Donations of underlying asset on concession agreements	50,142	51,818
Credit losses	155,719	145,622
Other	134,932	183,147
Total deferred tax assets	931,736	905,258

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(388,675)	(408,732)
Capitalization of borrowing costs	(390,211)	(409,236)
Profit on supply to government entities	(356,513)	(372,289)
Actuarial gain/loss – G1 Plan	(48,979)	(54,222)
Construction margin	(48,843)	(83,399)
Borrowing costs	(19,231)	(11,376)
Total deferred tax liabilities	(1,252,452)	(1,339,254)

Deferred tax assets (liabilities), net	(320,716)	(433,996)

(b)       Realization

	December 31, 2020	December 31, 2019
Deferred income tax assets
to be realized within 12 months	263,580	189,740
to be realized after one year	668,156	715,518
Total deferred tax asset	931,736	905,258
Deferred income tax liabilities
to be realized within 12 months	(31,388)	(35,954)
to be realized after one year	(1,221,064)	(1,303,300)
Total deferred tax liabilities	(1,252,452)	(1,339,254)
Deferred tax liability	(320,716)	(433,996)

(c)       Changes

Deferred income tax assets	December 31, 2019	Net change	December 31, 2020
Provisions	366,673	69,772	436,445
Pension obligations - G1	157,998	(3,500)	154,498
Donations of underlying asset on concession agreements	51,818	(1,676)	50,142
Credit losses	145,622	10,097	155,719
Other	183,147	(48,215)	134,932
Total	905,258	26,478	931,736

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(408,732)	20,057	(388,675)
Capitalization of borrowing costs	(409,236)	19,025	(390,211)
Profit on supply to governmental entities	(372,289)	15,776	(356,513)
Actuarial (gain)/loss – G1	(54,222)	5,243	(48,979)
Construction margin	(83,399)	34,556	(48,843)
Borrowing costs	(11,376)	(7,855)	(19,231)
Total	(1,339,254)	86,802	(1,252,452)

Deferred tax liabilities, net	(433,996)	113,280	(320,716)

Deferred income tax assets	December 31, 2018	Net change	December 31, 2019
Provisions	337,833	28,840	366,673
Pension obligations - G1	157,044	954	157,998
Donations of underlying asset on concession agreements	54,131	(2,313)	51,818
Credit losses	197,920	(52,298)	145,622
Other	186,887	(3,740)	183,147
Total	933,815	(28,557)	905,258

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(433,842)	25,110	(408,732)
Capitalization of borrowing costs	(420,978)	11,742	(409,236)
Profit on supply to governmental entities	(206,978)	(165,311)	(372,289)
Actuarial (gain)/loss – G1	(36,430)	(17,792)	(54,222)
Construction margin	(86,164)	2,765	(83,399)
Borrowing costs	(10,665)	(711)	(11,376)
Total	(1,195,057)	(144,197)	(1,339,254)

Deferred tax assets (liabilities), net	(261,242)	(172,754)	(433,996)

Deferred income tax assets	December 31, 2017	Net change	December 31, 2018
Provisions	482,863	(145,030)	337,833
Pension obligations - G1	165,503	(8,459)	157,044
Donations of underlying asset on concession agreements	55,112	(981)	54,131
Credit losses	199,063	(1,143)	197,920
Other	151,562	35,325	186,887
Total	1,054,103	(120,288)	933,815

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(460,177)	26,335	(433,842)
Capitalization of borrowing costs	(415,379)	(5,599)	(420,978)
Profit on supply to governmental entities	(76,705)	(130,273)	(206,978)
Actuarial (gain)/loss – G1	(36,538)	108	(36,430)
Construction margin	(88,947)	2,783	(86,164)
Borrowing costs	(13,111)	2,446	(10,665)
Total	(1,090,857)	(104,200)	(1,195,057)

Deferred tax assets (liabilities), net	(36,754)	(224,488)	(261,242)

	December 31, 2020	December 31, 2019	December 31, 2018

Opening balance	(433,996)	(261,242)	(36,754)
Net change in the year:
- corresponding entry to the income statement	108,037	(154,962)	(224,596)
- corresponding entry to valuation adjustments to equity (Note 21 (b))	5,243	(17,792)	108

Total net change	113,280	(172,754)	(224,488)
Closing balance	(320,716)	(433,996)	(261,242)

(d)       Reconciliation of the effective tax rate

The amounts recorded as income tax and social contribution expenses in the financial statements are reconciled to the statutory rates, as shown below:

	December 31, 2020	December 31, 2019	December 31, 2018

Profit before income taxes	1,326,002	4,677,942	3,912,319
Statutory rate	34%	34%	34%

Estimated expense at statutory rate	(450,841)	(1,590,500)	(1,330,186)
Tax benefit of interest on equity	126,604	312,339	264,816
Permanent differences
Provision – Law 4,819/1958 – G0 (i)	(37,675)	(44,426)	(46,544)
Donations	(8,672)	(19,888)	(13,068)
Other differences	17,900	32,050	47,731

Income tax and social contribution	(352,684)	(1,310,425)	(1,077,251)

Current income tax and social contribution	(460,721)	(1,155,463)	(852,655)
Deferred income tax and social contribution	108,037	(154,962)	(224,596)
Effective rate	27%	28%	28%

(i)	Permanent difference related to the provision for actuarial liability (Note 21 (b) (ii)).